FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		$ 31,471	$ 32,484
Other payables and accruals		42,267	32,151
Amount due to related party		8,747	33
Borrowings and derivative liabilities		512,750
Borrowings			23,000
Lease liabilities		100,260	86,701
Financial liabilities		695,495	174,369
Trade payables, carrying amount		31,471	32,484
Other payables and accruals, carrying amount		42,267	32,151
Amounts due to a related party, carrying amount		8,747	33
Borrowings and derivative liabilities, carrying amount		905,262
Borrowings, carrying amount			22,618
Lease liabilities, carrying amount	[1]	78,133	70,211
Financial liabilities, carrying amount		1,065,880	157,497
Within 1 Year or on Demand [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		31,471	32,484
Other payables and accruals		40,617	30,495
Amount due to related party		8,747	33
Borrowings and derivative liabilities		15,000
Borrowings			0
Lease liabilities		8,655	7,835
Financial liabilities		104,490	70,847
More than 1 Year but Less than 2 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		112	48
Amount due to related party		0	0
Borrowings and derivative liabilities		0
Borrowings			23,000
Lease liabilities		8,807	7,787
Financial liabilities		8,919	30,835
More than 2 Year but Less than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		53	116
Amount due to related party		0	0
Borrowings and derivative liabilities		497,750
Borrowings			0
Lease liabilities		27,105	22,217
Financial liabilities		524,908	22,333
More than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		1,485	1,492
Amount due to related party		0	0
Borrowings and derivative liabilities		0
Borrowings			0
Lease liabilities		55,693	48,862
Financial liabilities		$ 57,178	$ 50,354

[1]	Lease liabilities in amount of approximately US$3.8 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2024 and 2023, respectively. See Note 14.